1997 ANNUAL REPORT


IDS
Bond Fund
(prospectus enclosed)

(icon of) Greek column

The goal of IDS Bond Fund, Inc. is to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. The Fund invests primarily in corporate bonds and other debt securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of) Greek column

Striking a balance among bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.

 Contents

(icon of) One open book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

                1997 annual report

                From the president                                      4
                From the portfolio manager                              4
                The Fund's ten largest holdings                         6
                Making the most of the Fund                             7
                The Fund's long-term performance                        8
                Independent auditors' report                            9
                Financial statements                                   10
                Notes to financial statements                          13
                Investments in securities                              26
                IDS mutual funds                                       42
                Federal income tax information                         46

                1997 prospectus

                The Fund in brief                                      3p
                Goal                                                   3p
                Investment policies and risks                          3p
                Manager and distributor                                3p
                Portfolio manager                                      3p
                Alternative purchase arrangements                      3p

                Sales charge and Fund expenses                         4p

                Performance                                            6p
                Financial highlights                                   6p
                Total returns                                          8p
                Yield                                                 10p

                Investment policies and risks                         11p
                Facts about investments and their risks               11p
                Alternative investment option                         15p
                Valuing Fund shares                                   16p

                How to purchase, exchange or redeem shares            17p
                Alternative purchase arrangements                     17p
                How to purchase shares                                20p
                How to exchange shares                                23p
                How to redeem shares                                  23p
                Reductions and waivers of the sales charge            28p

                Special shareholder services                          33p
                Services                                              33p
                Quick telephone reference                             33p

                Distributions and taxes                               34p
                Dividend and capital gain distributions               34p
                Reinvestments                                         35p
                Taxes                                                 35p
                How to determine the correct TIN                      37p

                How the Fund is organized                             38p
                Shares                                                38p
                Voting rights                                         38p
                Shareholder meetings                                  38p
                Board members and officers                            38p
                Investment manager                                    40p
                Administrator and transfer agent                      40p
                Distributor                                           41p

                About American Express Financial Corporation          43p
                General information                                   43p

                Appendices                                            44p
                Description of corporate bond ratings                 44p
                Descriptions of derivative instruments                46p

                   (This annual report is not part of the prospectus.)

 To our shareholders

(picture of) William R. Pearce
President of the Fund

(picture of) Fred Quirsfeld
Portfolio manager


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      William R. Pearce

      (This annual report is not part of the prospectus.)

      From the portfolio manager

      The U.S. bond market experienced considerable volatility during the past 12 months. Fortunately, the ups exceeded the downs, enabling the Fund to generate a double-digit total return of 12.1% for investors in Class A shares from September 1996 through August 1997.

      After several months of lackluster performance, the bond market encountered a much more favorable environment when the period began last fall. Supported by unthreatening reports on wage rates and inflation, as well as expected results in the presidential and congressional elections, the outlook soon turned positive. As a result, buyers came back into the market, sending long-term interest rates lower and bond prices higher throughout the fall.

      A summer recovery

      The winter and early spring were a different story, though, as stronger-than-expected economic growth fanned inflation fears and sent long-term interest rates higher. But once again investors were subsequently reassured by more reports of low inflation, which spawned increased buying, a downturn in interest rates and, ultimately, a rebound in bond prices through much of the summer.

      The Fund's performance pattern basically tracked that of the broad bond market -- two surges sandwiched around a slump. Because I expected the market to be volatile, I structured the portfolio with an essentially neutral duration (a function of the average maturity of the securities in the portfolio that determines how sensitive the portfolio is to changes in long-term interest rates). Ultimately, this helped temper fluctuations in the Fund's net asset value during interest-rate swings. In addition, I maintained a high level of cash reserves in late winter and early spring to cushion the Fund in the event of a sustained interest-rate rise. As it turned out, rates came back down, so I gradually reduced the cash level.

      A mix of investments

      Consistent with my investment style, the portfolio remained diversified among types of fixed-income securities of varying quality. While the majority of investments were in investment-grade, or high-quality bonds, including those issued by corporations and the federal government and its agencies, about a quarter were in high-yield and emerging market issues, which are considered to be below investment grade. The latter two groups performed especially well during the past 12 months, while also enhancing the Fund's yield.


      Although I don't see any major threats to the bond market on the horizon, I won't be surprised if inflation picks up a bit in the new fiscal year, prompting the Federal Reserve Board to nudge short-term interest rates somewhat higher. Any negative effect on the bond market would probably be modest and relatively brief, however. Therefore, at this writing (mid-September), I am staying with a neutral duration and focusing on maintaining the Fund's dividend, which I expect to provide most of the return in the current fiscal year.

      Fred Quirsfeld

      (This annual report is not part of the prospectus.)

Class A
 12-month performance

(All figures per share)
Net asset value (NAV)
Aug. 31, 1997        $ 5.22
Aug. 31, 1996        $ 4.99
Increase             $ 0.23

Distributions
Sept. 1, 1996 - Aug. 31, 1997
From income          $  0.35
From capital gains   $    --
Total distributions  $  0.35

Total return*        +12.1%**

Class B
 12-month performance

(All figures per share)
Net asset value (NAV)
Aug. 31, 1997        $ 5.22
Aug. 31, 1996        $ 4.99
Increase             $ 0.23

Distributions
Sept. 1, 1996 - Aug. 31, 1997
From income          $ 0.31
From capital gains   $   --
Total distributions  $ 0.31

Total return*        +11.2%**

Class Y
 12-months performance

(All figures per share)
Net asset value (NAV)
Aug. 31, 1997        $ 5.22
Aug. 31, 1996        $ 4.99
Increase             $ 0.23

Distributions
Sept. 1, 1996 - Aug. 31, 1997
From income          $ 0.36
From capital gains   $   --
Total distributions  $ 0.36

Total return*        +12.2%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

      (This annual report is not part of the prospectus.)

 The Fund's ten largest holdings

(icon of) pie chart
 The ten holdings listed here make up 6.84% of the Fund's net assets

                                              Percent                 Value
                               (of Fund's net assets) (as of Aug. 31, 1997)

       Virgina Electric Power                    .94%           $34,542,900
       6.75% 2007

       Viacom Intl                               .80             29,471,625
       8.00% 2006

       Connecticut Light & Power                 .79             28,947,800
       7.75% 2002

       New York Telephone                        .73             26,798,483
       9.375% 2031

       Tenet Healthcare                          .66             24,145,000
       10.125% 2005

       Scotland Bank                             .61             22,325,935
       8.80% 2004

       Ford Capital                              .59             21,708,784
       9.50% 2010

       Salomon                                   .58             21,220,290
       7.00% 1999

       Long Island Lighting                      .57             21,177,818
       9.625% 2024

       Cleveland Electric Illuminating           .57             20,843,785
       7.67% 2004

       Excludes U.S. Treasury and government agency holdings.


      (This annual report is not part of the prospectus.)

 Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      (This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well
     o you receive capital gains when the gains on investments sold by the Fund exceed losses
     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

                  How your $10,000 has grown in IDS Bond Fund

                                                                         $24,377
                                                                       Bond Fund
                                                                         Class A
$20,000

                                Lehman Aggregate
                                      Bond Index

$10,000
 $9,500




'87     '88     '89     '90     '91     '92     '93    '94    '95    '96    '97

      Assumes:
     oHolding period from 9/1/87 to 8/31/97.
     oReturns do not reflect taxes payable on distributions.
     oReinvestment of all income and capital gain distributions for the Fund, with a value of $13,865. Also see "Performance" in the Fund's current prospectus.

      The Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Bond Fund.


 Average annual total return
 (as of Aug. 31, 1997)
                           1 year    Since inception     5 years    10 years
 Class A                   +6.45%                 --%      +7.74%      +9.31%
 Class B                   +7.21%              +9.04%*        --%         --%
 Class Y                  +12.21%             +11.50%*        --%         --%
*Inception date was March 20, 1995.


      On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. In comparing Bond Fund (Class A) with this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #47  to
Registration Statement No. 2-51586 filed on or about October 28, 1997 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

      (This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

      (This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

      (This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

      (This annual report is not part of the prospectus.)

 Federal income tax information

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

      IDS Bond Fund, Inc.
      Fiscal year ended Aug. 31, 1997

  Class A
   Income distributions
   taxable as dividend income, 0.85% qualifying for deduction by corporations.

   Payable date                                                      Per share
   Sept. 25, 1996                                                     $0.03174
   Oct. 28, 1996                                                       0.03067
   Nov. 26, 1996                                                       0.02978
   Dec. 26, 1996                                                       0.02828
   Jan. 29, 1997                                                       0.02938
   Feb. 26, 1997                                                       0.03024
   March 26, 1997                                                      0.02873
   April 28, 1997                                                      0.02935
   May 28, 1997                                                        0.02878
   June 26, 1997                                                       0.02778
   July 25, 1997                                                       0.02678
   Aug. 27, 1997                                                       0.02888
   Total distributions                                                $0.35039


      (This annual report is not part of the prospectus.)

  Class B
   Income distributions
   taxable as dividend income, 0.85% qualifying for deduction by corporations.

   Payable date                                                      Per share
   Sept. 25, 1996                                                     $0.02862
   Oct. 28, 1996                                                       0.02718
   Nov. 26, 1996                                                       0.02667
   Dec. 26, 1996                                                       0.02506
   Jan. 29, 1997                                                       0.02575
   Feb. 26, 1997                                                       0.02722
   March 26, 1997                                                      0.02574
   April 28, 1997                                                      0.02587
   May 28, 1997                                                        0.02559
   June 26, 1997                                                       0.02467
   July 25, 1997                                                       0.02360
   Aug. 27, 1997                                                       0.02528
   Total distributions                                                $0.31125

  Class Y
   Income distributions
   taxable as dividend income, 0.85% qualifying for deduction by corporations.

   Payable date                                                      Per share
   Sept. 25, 1996                                                     $0.03244
   Oct. 28, 1996                                                       0.03145
   Nov. 26, 1996                                                       0.03048
   Dec. 26, 1996                                                       0.02901
   Jan. 29, 1997                                                       0.03021
   Feb. 26, 1997                                                       0.03092
   March 26, 1997                                                      0.02941
   April 28, 1997                                                      0.03014
   May 28, 1997                                                        0.02923
   June 26, 1997                                                       0.02810
   July 25, 1997                                                       0.02706
   Aug. 27, 1997                                                       0.02923
   Total distributions                                                $0.35768

      (This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions


AMERICAN EXPRESS Financial Advisors

IDS Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.